Results for the Year - Deferred share activity (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2017 EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments $ / shares	Dec. 31, 2018 USD ($) EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments	Dec. 31, 2014 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year		700,000		3,517,000
Granted	900,000			900,000
Forfeited		(100,000)		(2,842,000)
Effect of the Amendment and the Deferred Share Adjustment	(720,000)			(875,000)
Outstanding at end of year	180,000	600,000	700,000
Vested and unissued		490,000
Share-based payment costs | $		$ 2,145	$ 6,170	$ 7,082
Exercise price per share | $ / shares		$ 0.0015
Research and development costs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment costs | $		$ 625	1,547	4,852
General and administrative costs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment costs | $		$ 1,520	$ 4,623	$ 2,230
Key Management Personnel
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year		406,000		3,217,000
Granted				450,000
Forfeited		(50,000)		(2,842,000)
Effect of the Amendment and the Deferred Share Adjustment				(419,000)
Outstanding at end of year		356,000	406,000
Vested and unissued		285,000
Employees and consultants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year		294,000		300,000
Granted				450,000
Forfeited		(50,000)
Effect of the Amendment and the Deferred Share Adjustment				(456,000)
Outstanding at end of year		244,000	294,000
Vested and unissued		205,000
Chief Financial Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted					5,700,000
Vesting term					P4Y